Profit Before Income Tax - Summary of Other Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Analysis of income and expense [abstract]
Bank deposits	$ 529,132	$ 19,074	$ 520,783	$ 549,681
Contracts with customers	13,197	476
Government subsidies	767,918	27,683	803,049	624,351
Dividends income	289,852	10,449	150,715	185,061
Other income	$ 1,600,099	$ 57,682	$ 1,474,547	$ 1,359,093